ANNUAL REPORT AS OF
MARCH 31, 1997



SEI INDEX FUNDS



================================================================================
S&P 500 Index
================================================================================
Bond Index
================================================================================

[SEI Investments Logo]

TABLE OF CONTENTS
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS
OF FUND PERFORMANCE
      S&P 500 INDEX PORTFOLIO........................................     1
      BOND INDEX PORTFOLIO...........................................     2
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................     4
STATEMENT OF NET ASSETS..............................................     5
STATEMENT OF OPERATIONS..............................................    14
STATEMENTS OF CHANGES IN NET ASSETS..................................    15
FINANCIAL HIGHLIGHTS.................................................    16
NOTES TO FINANCIAL STATEMENTS........................................    17
NOTICE TO SHAREHOLDERS...............................................    21

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

                            S&P 500 INDEX PORTFOLIO
================================================================================
                        CLASS A S&P 500 INDEX PORTFOLIO
================================================================================
                        AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
          One     Annualized  Annualized  Annualized  Annualized
         Year      3 Year      5 Year      10 Year    Inception
        Return     Return      Return      Return      to Date
--------------------------------------------------------------------------------
        19.46%     22.00%      16.14%      12.99%      15.55%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE S&P 500 INDEX PORTFOLIO, CLASS A, VERSUS THE S&P 500 COMPOSITE INDEX

[LINE GRAPH]
             S&P 500 Index       S&P 500 Composite
          Portfolio, Class A           Index

7/31/85          10,000                 10,000
3/86             12,692                 12,846
3/87             15,918                 16,212
3/88             14,441                 14,858
3/89             16,982                 17,547
3/90             20,212                 20,924
3/91             23,079                 23,932
3/92             25,543                 26,582
3/93             29,367                 30,625
3/94             29,720                 31,066
3/95             34,255                 35,894
3/96             45,175                 47,405
3/97             53,966                 56,800

(1) FOR THE PERIODS ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 08/01/85.


      OBJECTIVES. The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index"). The fifty largest stocks in the Index account for approximately 50% of the weighting of the Index, and the Index represents approximately two-thirds of the market value of the common stocks listed on the New York Stock Exchange.
      STRATEGY. The S&P 500 Index Portfolio attempts to match the performance of the widely followed Index by duplicating its composition in full. Deviation on performance between the portfolio and the index, called tracking error, is typically attributable to trading


================================================================================
                        CLASS E S&P 500 INDEX PORTFOLIO
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                              One        Annualized
                              Year       Inception
                             Return       to Date
--------------------------------------------------------------------------------
                             19.22%        17.80%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE S&P 500 INDEX PORTFOLIO, CLASS E, VERSUS THE S&P 500 COMPOSITE INDEX

[LINE GRAPH]
               S&P 500 Index              S&P 500 Composite
            Portfolio, Class E                  Index

2/29/96            10,000                        10,000
3/96               10,092                        10,096
6/96               10,532                        10,548
9/96               10,841                        10,874
12/96              11,733                        11,780
3/97               12,033                        12,097

(1) FOR THE PERIODS ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. CLASS E SHARES WERE OFFERED BEGINNING 02/28/96.


costs and cash reserves held for liquidity needs. The presence of cash in the Portfolio will result in under performance of the Index during rising markets and overperformance during falling markets. Transaction costs incurred during portfolio purchases and sales will also contribute to tracking error. To mitigate these effects, the Portfolio may use stock index futures to hedge its cash position. Futures contracts enable the Portfolio to maintain exposure to the market and reduce trading expenses as the cost of a contract is nominal in comparison to the cost of purchasing 500 stocks in the Index. The value of stock index futures held by the Portfolio may not exceed 20% of the Portfolio's assets.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

S&P 500 INDEX (CONTINUED)
      ANALYSIS. For the fiscal year ended March 31, 1997, the S&P 500 Index Portfolio, Class A was up 19.46% versus the S&P 500 Composite Index which was up 19.82%. The return differential was mostly attributable to Portfolio expenses.
      The S&P 500 Index Portfolio had another strong yet volatile year. Even with market downturns in July of 1996 and March of 1997, the Portfolio posted gains for every quarter in 1997. Once again the largest capitalized stocks in the U.S. equity market outperformed the smaller. The Portfolio outperformed both its MidCap and SmallCap Index equivalents by approximately 9% and 11% respectively. As opposed to the more broad based gains in 1996, the performance in the Portfolio heavily leaned toward growth over value stocks. The S&P Growth Index was up 23.1% for the fiscal year while the Value component was up 16.7%. The gains can be attributed to relatively low inflation, strong corporate earnings, and probably most importantly record cash inflows into mutual funds.


                              BOND INDEX PORTFOLIO
================================================================================
                              BOND INDEX PORTFOLIO
================================================================================
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
           One      Annualized  Annualized    Annualized   Annualized
          Year       3 Year      5 Year        10 Year     Inception
         Return      Return      Return        Return       to Date
--------------------------------------------------------------------------------
          4.36%       6.37%       6.73%         7.44%       7.62%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BOND INDEX PORTFOLIO, VERSUS THE SALOMON BROAD BOND INDEX, AND THE LEHMAN AGGREGATE BOND INDEX

[LINE GRAPH]

              Bond            Salomon        Lehman
             Index          Broad Bond      Aggregate
            Portfolio          Index       Bond Index

5/31/86       10,000            10,000          10,000
3/87          10,973            11,013          11,024
3/88          11,343            11,579          11,566
3/89          11,821            12,185          12,161
3/90          13,244            13,674          13,662
3/91          14,823            15,426          15,427
3/92          16,224            17,227          17,184
3/93          18,289            19,532          19,468
3/94          18,673            20,028          19,928
3/95          19,521            21,033          20,924
3/96          21,533            23,319          23,180
3/97          22,472            24,462          24,318

(1) FOR THE PERIODS ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO
    INDICATION OF FUTURE PERFORMANCE. THE PORTFOLIO WAS OFFERED BEGINNING 05/19/86.

      OBJECTIVES. The Bond Index Portfolio seeks to provide investment results that correspond to the aggregate price and performance of the Lehman Aggregate Bond Index (the "Lehman Index"). The Portfolio's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Portfolio as well as the extent of the Portfolio's expenses, and the capability of the Portfolio to select a representative sample of the securities included in the Lehman Index.
      The Lehman Index is made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index.
The Lehman Index includes

================================================================================
fixed rate debt issues rated investment grade or higher by Moody's
Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.
      STRATEGY. The Portfolio intends to invest its assets primarily in up to 300 of the debt obligations included in the Lehman Index so long as the net assets of the Portfolio are less than $100 million. The Portfolio will be invested in 100 to 500 of such obligations at net asset levels of $100 million or more. The Portfolio will be managed in a manner designed to generally reflect the current performance of the Lehman Index. Obligations included in the Lehman Index have been categorized into sectors which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.
      The percentage of the Portfolio's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in that Lehman Index. The ability of the Portfolio to duplicate the Lehman Index's performance can be influenced by the Portfolio's asset size. To the extent that the size of Portfolio assets limits the number of issues that the Portfolio can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels. Under these circumstances, the Portfolio will implement strategies designed to minimize this potential for greater deviation.
      ANALYSIS. The investment-grade fixed income market posted modest gains for the fiscal year ending March 31, 1997, as a robust economy pushed yields higher. The bond market got off to a difficult start during the fiscal year, as political uncertainty combined with mixed economic data left the timing and direction of the next Fed move in question. Strong economic data continued throughout the remainder of the year, with employment data continuing to cause volatility within the fixed income markets. The broad fixed income market posted strong rallies during October and November, amid moderate growth and tame inflation. The market then reversed its course as yields rose from December through March. Renewed signs of a strong economy and tight labor market, combined with comments by Fed chairman Alan Greenspan, sparked investor fears of a Fed rate increase. Despite the lack of clear evidence for inflation, the Fed increased the overnight lending rate 25 basis points on March 25 in order to slow growth. Yields ended the period higher across the curve, and the 2- to 30-year Treasury spread narrowed 19 basis points.
      Mortgage-backed securities performed extremely well versus comparable Treasuries in this environment of rising interest rates. This outperformance can be attributed to decreased prepayment concerns as a result of higher mortgage rates and strong investor demand for yield. Corporates also outperformed duration equivalent Treasuries as strong investor demand, healthy profitability, and lower new issuance in 1997 all contributed to the excess returns.
      Over the entire fiscal year, the fixed income market as measured by the Lehman Aggregate Bond Index returned 4.91%, while the Bond Index Portfolio returned 4.36%. The return differential was mostly attributable to Portfolio expenses and the transaction costs associated with keeping the Portfolio aligned with the Index.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


To the Shareholders and Trustees of
   SEI Index Funds:

     We have audited the accompanying statements of net assets of the S&P 500 Index and Bond Index Portfolios of SEI Index Funds (the "Trust") as of March 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index and Bond Index Portfolios of SEI Index Funds as of March 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, PA
May 2, 1997

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCK -- 95.8%
AGRICULTURE -- 0.1%
   Pioneer Hi Bred International      12,900      $   811
                                                  -------
AIR TRANSPORTATION -- 0.4%
   AMR*                               14,185        1,170
   Delta Air Lines                    11,385          958
   Federal Express*                   17,770          926
   Southwest Airlines                 22,600          500
   US Air Group*                      10,065          247
                                                  -------
                                                    3,801
                                                  -------
AIRCRAFT -- 2.3%
   Allegheny Teledyne                 27,248          766
   Allied Signal                      44,170        3,147
   Boeing                             55,927        5,516
   General Dynamics                    9,830          662
   Lockheed Martin                    30,116        2,530
   McDonnell Douglas                  33,090        2,018
   Northrop                            8,965          678
   Rockwell International             34,130        2,214
   Textron                            12,955        1,360
   United Technologies                37,030        2,786
                                                 --------
                                                   21,677
                                                 --------
APPAREL/TEXTILES -- 0.2%
   Fruit of the Loom, Cl A*           12,000          498
   Liz Claiborne                      11,150          486
   Russell                             5,965          213
   Springs Industries, Cl A            3,170          142
   VF                                  9,930          664
                                                 --------
                                                    2,003
                                                 --------
AUTOMOTIVE -- 2.3%
   Chrysler                          109,684        3,291
   Cooper Tire & Rubber               12,800          237
   Dana                               15,930          524
   Eaton                              12,030          853
   Echlin                              9,735          331
   Fleetwood Enterprises               5,590          140
   Ford Motor                        185,040        5,806
   General Motors                    118,030        6,536
   Genuine Parts                      18,795          876
   Goodyear Tire & Rubber             24,270        1,268
   ITT Industries                     18,465          413
   Navistar International*            11,426          107
   Paccar                              6,054          404
   TRW                                19,820        1,026
                                                 --------
                                                   21,812
                                                 --------
BANKS -- 7.9%
   H.F. Ahmanson                      16,500          602
   Banc One                           66,686        2,651

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Bank of Boston*                    23,977     $  1,607
   Bank of New York                   61,200        2,249
   BankAmerica                        55,988        5,641
   Bankers Trust                      12,985        1,065
   Barnett Banks                      30,470        1,417
   Chase Manhattan                    68,502        6,414
   Citicorp                           72,345        7,831
   Comerica                           16,800          947
   CoreStates Financial               34,945        1,660
   Fifth Third Bancorp                16,500        1,279
   First Bank System                  21,000        1,533
   First Chicago                      49,802        2,696
   First Union                        44,262        3,591
   Fleet Financial Group              40,989        2,347
   Golden West Financial               8,905          559
   Great Western Financial            21,470          867
   KeyCorp                            35,171        1,715
   MBNA                               52,150        1,454
   Mellon Bank                        20,205        1,470
   J.P. Morgan                        28,930        2,842
   National City                      34,800        1,623
   NationsBank                       120,314        6,662
   Norwest                            57,786        2,673
   PNC Bank                           52,360        2,094
   Republic New York                   8,600          758
   SunTrust Banks                     34,830        1,615
   U.S. Bancorp                       23,600        1,263
   Wachovia                           25,800        1,406
   Wells Fargo                        14,428        4,099
                                                 --------
                                                   74,630
                                                 --------
CHEMICALS -- 2.6%
   Air Products & Chemicals           17,470        1,186
   Avery Dennison                     16,230          625
   Dow Chemical                       37,950        3,036
   E.I. du Pont de Nemours            87,895        9,317
   Eastman Chemical                   12,091          650
   FMC*                                5,765          353
   B.F. Goodrich                       8,390          307
   W.R. Grace*                        13,000          616
   Great Lakes Chemical                9,900          455
   Hercules                           15,995          676
   Monsanto                           91,750        3,509
   Morton International               22,195          938
   Nalco Chemical                     10,500          392
   Praxair                            24,465        1,098
   Rohm & Haas                         9,935          744
   Union Carbide                      19,865          879
                                                 --------
                                                   24,781
                                                 --------
COMMUNICATIONS -- 8.5%
   Airtouch Communications*           78,290        1,801
   ALLTEL                             29,200          949
   Ameritech                          85,710        5,271
   Andrew*                            14,215          514

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997



S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   AT&T                              252,899      $  8,788
   Bell Atlantic                      68,300         4,158
   BellSouth                         154,744         6,538
   Comcast, Special Cl A*             50,927           859
   DSC Communications*                18,330           384
   Frontier                           25,500           456
   GTE                               150,080         6,997
   Harris*                             6,065           466
   Interpublic Group                  12,700           670
   Lucent Technologies                99,573         5,252
   MCI Communications                106,930         3,809
   Motorola                           92,560         5,588
   Northern Telecom Ltd.              40,365         2,639
   NYNEX                              68,700         3,134
   Pacific Telesis Group              66,890         2,525
   SBC Telecommunications             94,190         4,957
   Scientific-Atlanta                 12,084           184
   Sprint                             67,200         3,058
   Tele-Communications, Cl A*        103,635         1,244
   Tellabs*                           28,000         1,011
   US West                            74,860         2,545
   US West Media Group*               97,460         1,815
   Viacom, Cl B*                      55,200         1,828
   WorldCom*                         135,100         2,972
                                                  --------
                                                    80,412
                                                  --------
COMPUTERS & SERVICES -- 7.5%
   Amdahl*                            18,900           177
   Apple Computer*                    19,420           354
   Bay Networks*                      30,800           551
   CUC International*                 61,900         1,393
   Cabletron Systems*                 24,300           711
   Ceridian*                          10,765           386
   Cisco Systems*                    102,600         4,938
   Compaq Computer*                   42,290         3,240
   Computer Associates International  56,635         2,202
   Computer Sciences*                 11,960           739
   Data General*                       6,270           107
   Dell Computer*                     27,300         1,846
   Digital Equipment*                 24,515           671
   EMC*                               38,400         1,363
   First Data                         69,904         2,368
   Hewlett Packard                   158,260         8,427
   Intergraph*                         7,435            58
   International Business Machines    80,780        11,097
   Microsoft*                        187,800        17,219
   Novell*                            54,000           513
   Oracle Systems*                   105,462         4,067
   Pitney Bowes                       23,160         1,361
   Safety-Kleen                        9,110           134
   Seagate Technology*                38,600         1,732
   Shared Medical Systems              3,695           172
   Silicon Graphics*                  27,500           536
   Sun Microsystems*                  57,500         1,660

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Tandem Computers*                  18,550     $     220
   Tandy                               9,097           456
   Texas Instruments                  29,760         2,228
   Unisys*                            27,285           174
                                                 ---------
                                                    71,100
                                                 ---------
CONSTRUCTION -- 0.3%
   Armstrong World Industries          6,465           419
   Centex                              4,540           160
   Fluor                              13,130           689
   Foster Wheeler                      6,365           225
   Halliburton                        19,570         1,326
   McDermott International             8,565           183
   Owens-Corning Fiberglass            8,165           329
                                                 ---------
                                                     3,331
                                                 ---------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                4,795           127
   Crown Cork & Seal                  19,985         1,032
                                                 ---------
                                                     1,159
                                                 ---------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-- 3.2%
   3Com*                              27,500           901
   Advanced Micro Devices*            21,330           885
   AMP                                34,278         1,178
   Autodesk                            7,000           217
   Automatic Data Processing          45,620         1,910
   Honeywell                          19,760         1,341
   Intel                             128,120        17,825
   Johnson Controls                    6,465           520
   LSI Logic*                         20,100           698
   Micron Technology                  32,700         1,324
   Millipore                           6,790           288
   National Semiconductor*            21,825           600
   Perkin Elmer                        6,765           435
   Raytheon                           36,840         1,662
   Tektronix                           5,170           261
   Thomas & Betts                      8,340           357
                                                 ---------
                                                    30,402
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries         33,235           960
   Ecolab                             10,050           382
   Laidlaw, Cl B                      49,000           674
   WMX Technologies                   75,380         2,308
                                                 ---------
                                                     4,324
                                                 ---------
FINANCIAL SERVICES -- 3.4%
   Allstate*                          69,452         4,124
   American Express                   73,947         4,428
   Beneficial                          8,390           542
   Dean Witter Discover               50,216         1,751

================================================================================

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation                    111,600    $    3,041
   Federal National Mortgage
      Association                    170,460         6,158
   Green Tree Financial               21,500           726
   Household International            15,130         1,299
   Merrill Lynch                      25,700         2,207
   Morgan Stanley Group               23,800         1,398
   Salomon                            17,065           851
   Transamerica                       10,330           925
   Travelers Group                    99,744         4,775
                                                 ---------
                                                    32,225
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 8.6%
   American Brands                    26,540         1,344
   Anheuser Busch                     77,900         3,282
   Archer Daniels Midland             84,828         1,516
   Brown-Forman, Cl B                 10,760           514
   CPC International                  22,460         1,842
   Campbell Soup                      72,960         3,384
   Coca-Cola                         388,360        21,700
   Conagra                            37,442         2,031
   Adolph Coors, Cl B                  5,965           127
   Fleming Companies                   5,870           103
   General Mills                      25,160         1,563
   H.J. Heinz                         57,520         2,272
   Hershey Foods                      24,000         1,200
   Kellogg                            32,940         2,215
   PepsiCo                           242,480         7,911
   Philip Morris                     127,110        14,506
   Quaker Oats                        21,160           772
   Ralston-Ralston Purina Group       16,560         1,294
   Sara Lee                           75,080         3,041
   Seagram                            57,900         2,215
   Supervalu                          10,430           310
   Sysco                              27,610           942
   UST                                29,040           809
   Unilever NV, ADR                   24,935         4,644
   Whitman                            16,195           397
   William Wrigley, Jr.               18,105         1,057
                                                 ---------
                                                    80,991
                                                 ---------
FOOTWEAR -- 0.3%
   Nike, Cl B                         45,020         2,791
   Reebok International                8,720           391
   Stride Rite                         7,700           115
                                                 ---------
                                                     3,297
                                                 ---------

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
GLASS PRODUCTS -- 0.3%
   Corning                            35,660     $   1,582
   Newell                             24,800           831
                                                 ---------
                                                     2,413
                                                 ---------
HOUSEHOLD PRODUCTS -- 3.8%
   Alberto-Culver, Cl B                8,680           227
   Avon Products                      20,770         1,090
   Clorox                              8,035           901
   Colgate Palmolive                  22,894         2,281
   Gillette                           86,588         6,288
   International Flavors & Fragrances 17,195           752
   Jostens                             6,050           137
   Masco                              25,040           895
   Maytag                             15,630           322
   Minnesota Mining &
     Manufacturing                    65,230         5,512
   National Service Industries         7,085           277
   PPG Industries                     28,590         1,544
   Procter & Gamble                  106,054        12,196
   Raychem                             6,965           574
   Rubbermaid                         23,360           581
   Sherwin Williams                   26,760           723
   Snap-On Tools                       9,497           368
   Stanley Works                      13,830           524
   Tupperware                          9,750           327
   Whirlpool                          11,605           553
                                                 ---------
                                                    36,072
                                                 ---------
INSURANCE -- 3.4%
   Aetna Life & Casualty              23,587         2,026
   American General                   31,780         1,295
   American International Group       73,326         8,607
   Aon                                16,900         1,035
   Chubb                              27,160         1,463
   Cigna                              11,730         1,714
   Conseco                            26,500           944
   General Re                         12,900         2,038
   ITT Hartford Group                 18,365         1,325
   Jefferson Pilot                    11,070           602
   Lincoln National                   16,330           874
   Loews                              17,900         1,591
   Marsh & McLennan                   11,205         1,269
   MBIA                                6,700           642
   MGIC Investment                     9,200           651
   Providian                          14,630           783
   SAFECO                             19,720           789
   St. Paul                           12,980           842
   Torchmark                          10,987           608
   UNUM                               11,400           832

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   USF&G                              18,030     $     388
   United Healthcare                  28,700         1,367
   USLIFE                              5,345           250
                                                 ---------
                                                    31,935
                                                 ---------
LUMBER & WOOD PRODUCTS -- 0.1%
   Georgia-Pacific                    14,300         1,037
   Louisiana-Pacific                  17,012           353
                                                 ---------
                                                     1,390
                                                 ---------
MACHINERY -- 5.3%
   Applied Materials*                 28,200         1,308
   Baker Hughes                       22,715           872
   Black & Decker                     14,735           473
   Briggs & Stratton                   4,540           204
   Brunswick                          15,330           412
   Case Equipment                     11,500           584
   Caterpillar                        29,850         2,395
   Cincinnati Milacron                 6,195           116
   Cooper Industries                  16,895           733
   Crane                               7,213           226
   Cummins Engine                      6,140           315
   Deere                              39,990         1,740
   Dover                              17,520           920
   Dresser Industries                 27,470           831
   Emerson Electric                   69,730         3,138
   General Electric                  256,980        25,505
   General Instrument*                21,400           490
   General Signal                      7,794           305
   Giddings & Lewis                    5,200            77
   W.W. Grainger                       8,290           613
   Harnischfeger Industries            7,705           358
   Illinois Tool Works                19,370         1,581
   Ingersoll Rand                     17,070           745
   Kaufman & Broad Home                6,037            80
   NACCO Industries, Cl A              1,325            65
   Pall                               19,593           453
   Parker-Hannifin                    11,652           498
   PULTE                               3,595           105
   Tenneco                            26,612         1,038
   Timken                              4,870           261
   Trinova                             4,415           148
   Tyco Labs                          26,000         1,430
   Westinghouse Electric              94,280         1,673
                                                 ---------
                                                    49,692
                                                 ---------
MEASURING DEVICES -- 0.1%
   Mallinckrodt                       11,585           476
   Thermo Electron*                   23,300           719
                                                 ---------
                                                     1,195
                                                 ---------

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 10.0%
   Abbott Laboratories               121,260       $ 6,806
   Allergan                           10,200           297
   ALZA*                              13,200           363
   American Home Products             99,640         5,978
   Amgen*                             41,300         2,308
   Bausch & Lomb                       8,680           343
   Baxter International               42,573         1,836
   Becton, Dickinson                  19,160           862
   Beverly Enterprises*               15,485           221
   Biomet*                            17,900           302
   Boston Scientific*                 27,800         1,717
   Bristol-Myers Squibb              156,340         9,224
   C.R. Bard                           8,935           255
   Columbia HCA Healthcare           104,759         3,523
   Eli Lilly                          86,110         7,083
   Guidant                            11,600           713
   Healthsouth Rehabilitation*        49,200           941
   Humana*                            25,400           559
   Johnson & Johnson                 207,840        10,990
   Manor Care                          9,847           240
   Medtronic                          37,420         2,329
   Merck                             188,125        15,850
   Pfizer                            100,620         8,465
   Pharmacia & Upjohn                 79,342         2,906
   Schering Plough                    57,680         4,196
   Sigma Aldrich                      15,600           482
   St. Jude Medical                   12,650           422
   Tenet Healthcare*                  47,060         1,159
   Transitional Hospitals*               233             2
   United States Surgical              9,800           299
   Warner Lambert                     42,320         3,661
                                                 ---------
                                                    94,332
                                                 ---------
METAL & METAL INDUSTRIES -- 1.3%
   Alcan Aluminum                     35,352         1,198
   Aluminum Company of America        27,100         1,843
   Armco*                             16,600            66
   Asarco                              6,665           187
   Barrick Gold                       55,800         1,325
   Battle Mountain Gold, Class A      35,100           233
   Bethlehem Steel*                   17,430           144
   Cyprus AMAX Minerals               14,602           347
   Echo Bay Mines                     21,800           144
   Engelhard                          22,417           471
   Freeport-McMoran Copper
     & Gold, Cl B                     30,200           917
   Homestake Mining                   22,900           346
   Inco                               26,300           858
   Inland Steel Industries             7,665           149

================================================================================

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Newmont Mining                     15,501     $     601
   Nucor                              13,680           626
   Phelps Dodge                       10,130           741
   Placer Dome Group                  37,329           677
   Reynolds Metals                     9,935           616
   Santa Fe Pacific Gold              20,512           338
   USX-U.S. Steel Group               13,267           353
   Worthington Industries             15,022           287
                                                 ---------
                                                    12,467
                                                 ---------
OIL & GAS -- 8.6%
   Amerada Hess                       14,530           770
   Amoco                              77,595         6,722
   Ashland                            10,125           408
   Atlantic Richfield                 25,180         3,399
   Burlington Resources               19,500           834
   Chevron                           101,820         7,089
   Coastal                            16,402           787
   Exxon                             193,795        20,881
   Helmerich & Payne                   3,895           180
   Kerr McGee                          7,535           466
   Louisiana Land & Exploration        5,340           253
   Mobil                              61,445         8,026
   Occidental Petroleum               51,330         1,264
   Oryx Energy*                       16,370           315
   Pennzoil                            7,265           376
   Phillips Petroleum                 41,035         1,677
   Rowan*                             13,305           301
   Royal Dutch Petroleum              83,635        14,636
   Santa Fe Energy Resources*         14,181           197
   Schlumberger                       38,465         4,125
   Sun                                11,370           297
   Texaco                             41,310         4,523
   Unocal                             39,090         1,490
   USX-Marathon Group                 44,835         1,250
   Western Atlas*                      8,390           509
                                                 ---------
                                                    80,775
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.3%
   Bemis                               8,190           328
   Boise Cascade                       7,531           230
   Champion International             14,900           678
   International Paper                46,879         1,822
   James River                        13,402           390
   Kimberly-Clark                     44,107         4,383
   Mead                                8,160           432
   Potlatch                            4,470           184
   Stone Container                    15,516           173
   Temple-Inland                       8,690           456
   Union Camp                         10,855           512
   Westvaco                           15,890           399
   Weyerhaeuser                       30,970         1,382
   Willamette Industries               8,600           537
                                                 ---------
                                                    11,906
                                                 ---------

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--0.1%
   Union Pacific Resources            38,991     $   1,043
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.8%
   Eastman Kodak                      51,965         3,943
   Polaroid                            7,058           281
   Xerox                              50,675         2,882
                                                 ---------
                                                     7,106
                                                 ---------
PRINTING & PUBLISHING--1.3%
   American Greetings, Cl A           11,700           374
   Deluxe                             12,855           416
   R.R. Donnelley & Sons              23,560           822
   Dow Jones                          15,100           613
   Gannett Company                    22,035         1,892
   John H. Harland                     4,850           115
   Knight-Ridder                      14,670           585
   McGraw-Hill                        15,570           796
   Meredith                            8,380           194
   Moore                              15,600           312
   New York Times, Cl A               15,130           668
   Time Warner                        88,764         3,839
   Times Mirror, Cl A                 15,465           845
   Tribune                            19,260           780
                                                 ---------
                                                    12,251
                                                 ---------
PROFESSIONAL SERVICES--0.4%
   H & R Block                        16,270           478
   Cognizant                          26,532           773
   Dun & Bradstreet                   26,532           673
   EG & G                              7,340           153
   Ikon Office Solutions              21,030           704
   Service International              36,744         1,093
                                                 ---------
                                                     3,874
                                                 ---------
RECREATIONAL PRODUCTS & SERVICES--1.5%
   Walt Disney                       105,367         7,692
   Harrah's Entertainment*            16,085           275
   Hasbro                             20,178           552
   HFS*                               20,100         1,183
   Hilton Hotels                      38,605           936
   ITT*                               18,165         1,069
   King World Productions*             5,862           214
   Marriott International             19,970           993
   Mattel                             45,065         1,082
                                                 ---------
                                                    13,996
                                                 ---------
RETAIL -- 5.0%
   Albertson's                        39,140         1,331
   American Stores                    22,760         1,013
   Autozone*                          23,500           529
   Charming Shoppes*                  16,470            89
   Circuit City Stores                15,300           511
   Costco*                            32,758           905

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   CVS                                16,470     $     760
   Darden Restaurants*                24,960           197
   Dayton-Hudson                      33,890         1,415
   Dillard Department Stores, Cl A    17,720           558
   Federated Department Stores*       32,500         1,068
   The Gap                            43,620         1,461
   Giant Food, Cl A                    9,360           300
   Great Atlantic & Pacific Tea        5,965           151
   Harcourt General                   11,066           515
   Home Depot                         74,974         4,011
   Kmart*                             75,580           916
   Kroger*                            19,680           999
   The Limited                        42,312           777
   Longs Drug Stores                   6,090           143
   Lowe's                             26,960         1,008
   May Department Stores              38,262         1,741
   McDonald's                        108,900         5,146
   Mercantile Stores                   5,715           265
   Nordstrom                          12,530           475
   Pep Boys - Manny Moe & Jack         9,350           280
   J.C. Penney                        38,530         1,835
   Rite Aid                           19,130           803
   Sears Roebuck                      61,125         3,072
   TJX                                12,110           518
   Toys "R" Us*                       45,365         1,270
   Wal-Mart Stores                   358,020         9,980
   Walgreen                           38,440         1,610
   Wendy's International              20,175           416
   Winn Dixie Stores                  23,460           774
   F.W. Woolworth*                    20,920           489
                                                 ---------
                                                    47,331
                                                 ---------
TRANSPORTATION SERVICES--1.0%
   Burlington Northern-Santa Fe       23,900         1,769
   CSX                                33,818         1,573
   Caliber System                      6,065           161
   Conrail                            12,510         1,410
   Norfolk Southern                   19,500         1,662
   Ryder System                       12,730           372
   Union Pacific                      38,240         2,170
                                                 ---------
                                                     9,117
                                                 ---------
UTILITIES, ELECTRIC & GAS -- 3.3%
   American Electric Power            29,225         1,206
   Baltimore Gas & Electric           22,995           615
   Carolina Power & Light             23,600           855
   Central & South West               32,900           703
   Cinergy                            24,592           839
   Columbia Gas System                 8,615           499
   Consolidated Edison of New York    36,690         1,101

-----------------------------------------------------------
                                   SHARES/FACE    MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Consolidated Natural Gas           14,830     $     747
   Dominion Resources                 28,075         1,021
   DTE Energy                         22,635           608
   Duke Power                         31,450         1,388
   Eastern Enterprises                 3,091            95
   Edison International               67,640         1,522
   Enron                              39,760         1,511
   Enserch                            10,835           222
   Entergy                            36,020           882
   FPL Group                          28,528         1,259
   General Public Utilities           18,800           604
   Houston Industries                 36,540           763
   Niagara Mohawk Power*              22,565           192
   Nicor                               7,800           250
   Noram Energy                       21,425           313
   Northern States Power              10,760           510
   Ohio Edison                        23,835           504
   Oneok                               4,300           112
   PECO Energy                        34,775           709
   PG&E                               64,345         1,512
   PP&L Resources                     25,300           512
   Pacific Enterprises                13,242           401
   Pacificorp                         46,000           983
   Panenergy                          23,707         1,022
   Peoples Energy                      5,440           180
   Public Service Enterprise Group    37,183           976
   Sonat                              13,430           732
   Southern                          105,126         2,221
   Texas Utilities                    35,105         1,202
   UNICOM                             33,695           657
   Union Electric                     15,900           586
   Williams                           24,495         1,090
                                                 ---------
                                                    31,104
                                                 ---------
Total Common Stock
   (Cost $612,431)                                 904,755
                                                 ---------

U.S. TREASURY OBLIGATION--0.3%
   U.S. Treasury Bill
      5.282%, 04/03/97 (A)(B)         $3,000         2,999
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $2,999)                                     2,999
                                                 ---------

================================================================================

-----------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
   J.P. Morgan
     6.450%, dated 03/31/97, matures
     04/01/97, repurchase price
     $33,416,184 (collateralized by
     various GNMA obligations
     ranging in par value $7,275,000-
     $26,794,549, 6.00%, 08/20/26-
     02/20/27: total market
     value $34,092,932) (C)          $33,410      $ 33,410
                                                 ---------
Total Repurchase Agreement
   (Cost $33,410)                                   33,410
                                                 ---------
Total Investments -- 99.6%
   (Cost $648,840)                                 941,164
                                                 ---------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Other assets and liabilities, net                 3,495
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 34,687,060
   outstanding shares of beneficial interest       544,377
Portfolio Shares of Class E
   (unlimited authorization -- no
   par value) based on 4,521,157
   outstanding shares of beneficial interest       102,599
Accumulated net realized gain
   on investments                                    3,363
Net unrealized appreciation on investments         292,324
Net unrealized depreciation on futures contracts    (2,339)
Undistributed net investment income                  4,335
                                                 ---------
Total Net Assets -- 100.0%                        $944,659
                                                 =========
Net Asset Value, Offering and
   Redemption Price Per Share -- Class A           $ 24.10
                                                 =========
Net Asset Value and Redemption
   Price Per Share -- Class E                      $ 24.06
                                                 =========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(C) TRI-PARTY REPURCHASE AGREEMENT
* NON-INCOME PRODUCING SECURITY.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BOND INDEX PORTFOLIO
-------------------------------------------------------------
                                        FACE        MARKET
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 44.1%
   U.S. Treasury Bonds
     13.125%, 05/15/01                 $ 325       $   399
     10.750%, 02/15/03                   630           748
     10.750%, 05/15/03                   700           835
     12.000%, 05/15/05                   300           393
      7.625%, 02/15/07                   100           103
     12.750%, 11/15/10                   525           716
      9.250%, 02/15/16                   700           847
      8.750%, 05/15/17                   245           285
      8.875%, 02/15/19                   490           577
      8.500%, 02/15/20                   200           228
      8.000%, 11/15/21                 1,515         1,647
      7.250%, 08/15/22                   300           301
   U.S. Treasury Notes
      8.875%, 11/15/98                 2,720         2,823
      9.125%, 05/15/99                 2,015         2,119
      6.375%, 01/15/00                 3,250         3,237
      6.375%, 03/31/01                   500           494
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $15,991)                                   15,752
                                                 ---------

U.S. GOVERNMENT AGENCY POOLED MORTGAGES -- 29.7%
   FHLMC
      6.000%, 04/01/98                   107           104
      8.500%, 10/01/01                    16            17
      7.000%, 09/01/03                   149           148
      9.000%, 11/01/04                    37            38
      7.500%, 05/01/07                   114           115
      7.000%, 11/01/07                   118           116
      6.500%, 07/01/08                   180           173
      9.000%, 07/01/09                    20            20
      8.500%, 01/01/10                    85            87
      8.000%, 01/01/11                   107           109
      6.500%, 04/01/11                   141           136
      9.500%, 08/01/17                    58            62
     10.500%, 12/01/17                    30            33
      9.500%, 01/01/19                    34            36
     10.500%, 06/01/19                    14            16
      9.500%, 10/01/20                    38            41
      9.500%, 02/01/21                     9             9
      8.000%, 01/01/22                    25            25
      7.500%, 01/01/23                   127           125
      8.500%, 01/01/23                    72            74
      7.500%, 05/01/23                   186           183
      7.000%, 05/01/24                   221           212
      6.500%, 10/01/25                   192           179
      6.500%, 04/01/26                   345           321
      7.500%, 05/01/26                   258           253
      8.000%, 05/01/26                   344           346
      7.000%, 06/01/26                   344           330

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

BOND INDEX PORTFOLIO
------------------------------------------------------------
                                      FACE        MARKET
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
FNMA
      6.500%, 03/01/03                $  227        $  221
      8.250%, 10/12/04                   500           510
      9.000%, 10/01/06                    34            35
      8.500%, 05/01/07                    34            35
      7.500%, 06/01/07                   120           120
      8.000%, 08/01/07                    96            98
      7.000%, 02/01/08                   196           192
      7.000%, 04/01/08                    60            59
      8.000%, 12/01/08                    77            78
      6.000%, 12/25/08                   346           326
      6.500%, 04/01/11                   189           182
      9.500%, 07/01/20                    22            24
      9.500%, 02/01/21                    12            13
      8.500%, 03/01/22                    86            88
      8.000%, 06/01/22                   188           188
      8.500%, 10/01/22                    94            96
      7.500%, 01/01/23                   306           300
      8.000%, 05/01/23                   193           194
      7.000%, 06/01/23                   344           329
      6.000%, 12/25/23                   173           156
      7.500%, 01/01/26                   455           446
      6.500%, 02/01/26                   285           265
      7.000%, 03/01/26                   383           367
   GNMA
      8.000%, 10/15/07                    47            47
      9.500%, 09/15/09                    34            37
      6.500%, 03/15/11                   133           128
     11.500%, 04/15/15                    39            44
      8.500%, 02/15/17                    74            76
      8.500%, 05/15/17                   126           129
      9.500%, 07/15/17                    31            34
      9.750%, 10/15/17                    24            26
     10.000%, 09/15/18                    32            35
     11.000%, 10/15/19                     3             3
      9.000%, 11/15/19                   156           163
     10.000%, 02/20/21                    23            24
      9.000%, 08/15/21                    22            23
      8.500%, 11/15/21                   103           105
      8.000%, 03/15/22                   265           266
      8.500%, 11/15/22                    43            44
      7.500%, 01/15/23                   186           183
      7.000%, 05/15/23                   321           306
      8.000%, 09/15/23                   322           323
      7.000%, 11/15/23                   340           324
      6.500%, 02/15/24                   227           210
      7.500%, 03/15/26                   452           443
                                                 ---------
Total U.S. Government Agency Pooled Mortgages
   (Cost $10,875)                                   10,603
                                                 ---------

--------------------------------------------------------------
                                        FACE         MARKET
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.8%
   FHLB
      8.220%, 05/29/98                $  125      $    128
      5.440%, 10/15/03                   150           138
   FHLMC
      7.900%, 09/19/01                   250           259
   FNMA
      8.200%, 03/10/98                   225           229
      8.450%, 07/12/99                   200           208
      9.050%, 04/10/00                   200           212
      8.250%, 12/18/00                    50            52
      7.500%, 02/11/02                   100           102
      0.000%, 07/05/14 (A)               415           115
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           274
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $1,696)                                     1,717
                                                 ---------
CORPORATE BONDS -- 14.6%
   Associates of North America
      5.600%, 01/15/01                   300           285
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           200
   Cabot
      8.340%, 08/05/22                   500           505
   Campbell Soup
      8.875%, 05/01/21                   300           340
   Chase Manhattan
      8.625%, 05/01/02                   150           159
   Commonwealth Edison
      6.500%, 04/15/00                   100            98
   ConAgra
      7.400%, 09/15/04                   260           257
   R.R. Donnelley & Sons
      9.125%, 12/01/00                   239           255
   First Union
      7.050%, 08/01/05                   500           485
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           101
   Integra Financial
      8.500%, 05/15/02                   250           264
   Manufacturers Hanover
      8.500%, 02/15/99                   200           206
   J.P. Morgan
      5.750%, 10/15/08                   200           174
   New York Telephone
      8.625%, 11/15/10                   200           218
   Public Service of Colorado
      7.125%, 06/01/06                   200           195
   Rockwell International
      6.750%, 09/15/02                   150           148

================================================================================

-----------------------------------------------------------
                                      FACE        MARKET
                                  AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Sprint
      9.250%, 04/15/22                 $ 150     $     170
   Tenneco
     10.075%, 02/01/01                   250           274
   Texaco Capital
      9.000%, 12/15/99                   100           105
   Texas Utilities
      6.750%, 03/01/03                   150           146
   Union Oil California
      9.150%, 02/15/06                   350           386
   Wells Fargo
      8.375%, 05/15/02                   230           241
                                                   -------
Total Corporate Bonds
   (Cost $5,203)                                     5,212
                                                   -------

YANKEE BONDS -- 3.9%
   International Bank
      8.250%, 09/01/16                   200           219
   Landeskredit Bank
      7.875%, 04/15/04                   250           259
   Quebec Province
      8.625%, 01/19/05                   500           533
   Republic of Ireland
      7.875%, 12/01/01                   200           206
   Santander Financial
      7.750%, 05/15/05                   150           152
                                                   -------
Total Yankee Bonds
   (Cost $1,420)                                     1,369
                                                   -------

REPURCHASE AGREEMENT -- 2.7%
   Lehman Brothers
     5.580%, dated 03/31/97, matures
     04/01/97, repurchase price
     $954,068 (collateralized by U.S.
     Treasury Note, par value $1,011,967,
     6.750%, matures 08/15/25:
     market value $980,343) (B)          954           954
                                                   -------
Total Repurchase Agreement
   (Cost $954)                                         954
                                                   -------
Total Investments -- 99.8%
   (Cost $36,139)                                   35,607
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other assets and liabilities, net                    84
                                                   -------


---------------------------------------------------------------
                                                      MARKET
                                                    VALUE (000)
---------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 3,567,073
   outstanding shares of beneficial interest       $37,085
Accumulated net realized loss on investments          (862)
Net unrealized depreciation on investments            (532)
                                                   -------
Total Net Assets -- 100.0%                         $35,691
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share -- Class A           $ 10.01
                                                   =======
(A)ZERO COUPON BOND
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE YEAR ENDED MARCH 31, 1997

                                                                                       ------------     ------------
                                                                                         S&P 500            BOND
                                                                                          INDEX             INDEX
                                                                                        PORTFOLIO         PORTFOLIO
                                                                                       ------------     ------------
INVESTMENT INCOME:
   Dividends                                                                           $  15,618            $   --
   Interest                                                                                2,173             3,038
                                                                                       ---------           -------
   Total Investment Income                                                                17,791             3,038
                                                                                       ---------           -------
EXPENSES:
   Management Fees                                                                         1,717               160
   Waiver of Management Fees                                                                (446)              (46)
   Investment Advisory Fees                                                                  234                32
   Custodian/Wire Agent Fees                                                                 119                 7
   Trustee Fees                                                                               19                 1
   Pricing Fees                                                                               15                 3
   Professional Fees                                                                          73                 4
   Registration Fees                                                                          46                 4
   Distribution Fees (1)                                                                   1,700               105
   Waiver of Distribution Fees                                                            (1,685)             (104)
   Distribution Fees--Class E (2)                                                             79                --
   Printing Expense                                                                           97                 6
   Other Expenses                                                                             62                 2
                                                                                       ---------           -------
   Total Expenses                                                                          2,030               174
                                                                                       ---------           -------
NET INVESTMENT INCOME                                                                     15,761             2,864
                                                                                       ---------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) from Securities Sold                                           2,068              (215)
   Net Realized Gain from Futures Contracts                                                6,499                --
                                                                                       ---------           -------
   Net Realized Gain (Loss) from Security Transactions                                     8,567              (215)
                                                                                       ---------           -------
   Change in Unrealized Appreciation (Depreciation) on Investment Securities             111,730              (648)
   Change in Unrealized Depreciation on Futures Contracts                                 (2,457)               --
                                                                                       ---------           -------
   Net Change in Unrealized Appreciation (Depreciation) on Investments                   109,273              (648)
                                                                                       ---------           -------
   Net Realized and Unrealized Gain (Loss)on Investments                                 117,840              (863)
                                                                                       ---------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $133,601            $2,001
                                                                                       =========           =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
(2) FEES ARE INCURRED AT THE CLASS E LEVEL ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE YEARS ENDED MARCH 31

                                                                  ----------------------  ---------------------
                                                                       S&P 500 INDEX           BOND INDEX
                                                                         PORTFOLIO              PORTFOLIO
                                                                  ----------------------  ---------------------
                                                                    4/1/96-     4/1/95-    4/1/96-    4/1/95-
                                                                    3/31/97     3/31/96    3/31/97    3/31/96
                                                                  ----------   ---------  ---------  ----------
OPERATIONS:
   Net Investment Income                                          $  15,761   $ 12,377    $  2,864    $ 2,753
   Net Realized Gain (Loss) from Security Transactions                8,567     10,434        (215)       342
   Net Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                          109,273    122,078        (648)     1,178
                                                                  ---------   --------    --------    -------
   Net Increase in Net Assets Resulting from Operations             133,601    144,889       2,001      4,273
                                                                  ---------   --------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                            (14,687)   (10,329)     (3,102)    (2,767)
   Net Realized Gain                                                (11,751)    (8,827)         --         --
                                                                  ---------   --------    --------    -------
   Total Distributions                                              (26,438)   (19,156)     (3,102)    (2,767)
                                                                  ---------   --------    --------    -------
CAPITAL SHARE TRANSACTIONS:*
CLASS A:
   Shares Issued                                                    402,704    324,157      16,462     24,406
   Shares Issued in Lieu of Cash Distributions                       12,852     10,239       1,023        561
   Shares Redeemed                                                 (311,208)  (287,592)    (31,878)   (20,931)
                                                                  ---------   --------    --------    -------
   Net Increase (Decrease) from Class A Transactions                104,348     46,804     (14,393)     4,036
                                                                  ---------   --------    --------    -------
CLASS E:
   Shares Issued                                                    107,351      3,243          --         --
   Shares Issued in Lieu of Cash Distributions                        1,543         --          --         --
   Shares Redeemed                                                   (9,319)      (219)         --         --
                                                                  ---------   --------    --------    -------
   Net Increase from Class E Transactions                            99,575      3,024          --         --
                                                                  ---------   --------    --------    -------
   Net Increase (Decrease) from Capital Share Transactions          203,923     49,828     (14,393)     4,036
                                                                  ---------   --------    --------    -------
   Net Increase (Decrease) in Net Assets                            311,086    175,561     (15,494)     5,542
                                                                  ---------   --------    --------    -------
NET ASSETS:
   Beginning of Year                                                633,573    458,012      51,185     45,643
                                                                  ---------   --------    --------    -------
   End of Year (including undistributed net investment
     income of $4,335; $3,261; $0 and $238)                        $944,659   $633,573     $35,691    $51,185
                                                                  =========   ========    ========    =======
*SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares Issued                                                     17,481     16,895       1,624      2,354
   Shares Issued in Lieu of Cash Distributions                          569        532         101         54
   Shares Redeemed                                                  (13,558)   (15,159)     (3,145)    (2,033)
                                                                  ---------   --------    --------    -------
     Total Class A Transactions                                       4,492      2,268      (1,420)       375
                                                                  ---------   --------    --------    -------
CLASS E:
   Shares Issued                                                      4,708        155          --         --
   Shares Issued in Lieu of Cash Distributions                           67         --          --         --
   Shares Redeemed                                                     (398)       (11)         --         --
                                                                  ---------   --------    --------    -------
     Total Class E Transactions                                       4,377        144          --         --
                                                                  ---------   --------    --------    -------

   Increase (Decrease) in Capital Shares                              8,869      2,412      (1,420)       375
                                                                  =========   ========    ========    =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INDEX FUNDS -- FOR THE PERIODS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                   RATIO OF NET
        NET ASSET            NET REALIZED AND  DIVIDENDS  DISTRIBUTIONS                                  RATIO OF   INVESTMENT
         VALUE,       NET       UNREALIZED      FROM NET      FROM      NET ASSET          NET ASSETS    EXPENSES     INCOME
        BEGINNING INVESTMENT GAINS OR (LOSSES) INVESTMENT    CAPITAL    VALUE, END  TOTAL    END OF     TO AVERAGE  TO AVERAGE
        OF PERIOD   INCOME     ON SECURITIES     INCOME       GAINS     OF PERIOD   RETURN PERIOD (000) NET ASSETS  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A
  1997    $20.88    $0.46         $ 3.54        $(0.45)      $(0.33)     $24.10     19.46%  $835,889       0.25%       2.03%
  1996     16.40     0.44           4.72         (0.37)       (0.31)      20.88     31.88%   630,566       0.25%       2.31%
  1995     15.07     0.42           1.79         (0.42)       (0.46)      16.40     15.26%   458,012       0.25%       2.69%
  1994     15.80     0.43          (0.22)        (0.42)       (0.52)      15.07      1.19%   424,647       0.25%       2.57%
  1993     14.17     0.40           1.69         (0.40)       (0.06)      15.80     14.97%   675,484       0.25%       2.75%
  CLASS E
  1997    $20.87    $0.48         $ 3.47        $(0.43)      $(0.33)     $24.06     19.22%  $108,770       0.40%       1.84%
  1996(1)  20.82       --           0.05            --           --       20.87      0.24%*    3,007       0.46%       0.97%

--------------------
BOND INDEX PORTFOLIO
--------------------
  1997    $10.26    $0.64         $(0.21)       $(0.68)          --      $10.01      4.36%  $ 35,691       0.38%       6.26%
  1996(2)   9.90     0.64           0.36         (0.64)          --       10.26     10.31%    51,185       0.38%       6.20%
  1995     10.09     0.63          (0.20)        (0.62)          --        9.90      4.54%    45,643       0.38%       6.33%
  1994     10.43     0.56          (0.33)        (0.57)          --       10.09      2.10%    56,161       0.38%       5.35%
  1993      9.87     0.66           0.56         (0.66)          --       10.43     12.73%    56,032       0.38%       6.49%

                        RATIO OF
            RATIO     NET INVESTMENT
         OF EXPENSES     INCOME
         TO AVERAGE    TO AVERAGE
         NET ASSETS    NET ASSETS    PORTFOLIO   AVERAGE
         (EXCLUDING    (EXCLUDING    TURNOVER   COMMISSION
           WAIVERS)      WAIVERS)      RATE       RATE+
-----------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A
  1997      0.54%          1.74%         2%       $.0197
  1996      0.35%          2.21%         3%          n/a
  1995      0.35%          2.59%         4%          n/a
  1994      0.33%          2.49%        23%          n/a
  1993      0.35%          2.65%         1%          n/a
  CLASS E
  1997      0.46%          1.78%         2%       $.0197
  1996(1)   0.58%          0.85%         3%          n/a

--------------------
BOND INDEX PORTFOLIO
--------------------
  1997      0.71%          5.93%        46%          n/a
  1996(2)   0.48%          6.10%        59%          n/a
  1995      0.48%          6.23%        21%          n/a
  1994      0.47%          5.26%        55%          n/a
  1993      0.45%          6.42%       115%          n/a

*   THE TOTAL RETURN HAS NOT BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR THE FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) S&P 500 INDEX CLASS E SHARES WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO MELLON BOND ASSOCIATES EFFECTIVE OCTOBER 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
16

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

1.   ORGANIZATION:
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios: the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Portfolio and Class A shares of the Bond Index Portfolio. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Manager and adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     OTHER -- Distributions from net investment income for the Portfolios are paid to shareholders in the form of monthly dividends for the Bond Index Portfolio and quarterly for the S&P 500 Index Portfolio. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, a permanent difference of $57,000, attributable to the expiration of a capital loss carryforward, which for tax purposes is not available to offset future net realized gains, has been reclassified from accumulated net realized gain to paid-in capital. These reclassifications have no effect on net assets or net asset values per share.

3.   TRANSACTIONS WITH AFFILIATES:
The Trust and SEI Fund Management (the "Manager") are parties to management agreements for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     For the period April 1, 1996 to April 30, 1996, SEI Financial Services Company ("SFS"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SFS for certain distribution-related expenses incurred by SFS.
     Effective May 1, 1996, SFS ("the Distributor") continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .25% or
 .15%, respectively, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AGREEMENT:
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Portfolio. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Portfolio. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Portfolio under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly

================================================================================

fee at an annual rate of .07% of the average daily net assets of the Bond Index Portfolio.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended March 31, 1997, were as follows:

                              U.S.
                           GOVERNMENT
                           SECURITIES  ALL OTHER   TOTAL
                              (000)      (000)     (000)
                           ----------  ---------  --------
                 S&P 500 INDEX PORTFOLIO
Purchases                   $   --      $204,908  $204,908
Sales                           --        12,333    12,333
                 BOND INDEX PORTFOLIO
Purchases                   $18,503     $  1,264  $ 19,767
Sales                        30,101        3,381    33,482

     On March 31, 1997, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1997, for each Portfolio is as follows:
                                                      NET
                                                   UNREALIZED
                         APPRECIATED DEPRECIATED  APPRECIATION/
                         SECURITIES  SECURITIES  (DEPRECIATION)
                            (000)      (000)         (000)
                         ----------- ----------- --------------
S&P 500 Index Portfolio    $314,762   $(22,438)     $292,324
Bond Index Portfolio            249       (781)         (532)

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at March 31, 1997.
                                                   % OF
                                                 PORTFOLIO
                MOODY'S                            VALUE
                -------                          ---------
U.S. Government Securities                        78.84%
Repurchase Agreements                              2.68%
Other Bonds
     Aaa                                           1.34%
     Aa                                            2.82%
     A                                             9.64%
     Baa                                           4.68%
                                                 -------
                                                 100.00%
                                                 =======

     At March 31, 1997, the Bond Index Portfolio had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

     CAPITAL LOSS
       CARRYOVER     EXPIRES       EXPIRES      EXPIRES
        3/31/97       2003          2004         2005
     ------------   ---------    ----------   ----------
       $831,060     $514,316      $100,980     $215,764


6.   FUTURES CONTRACTS:
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio at March 31, 1997 is as follows:
                                                UNREALIZED
  NUMBER OF     TRADE      FACE     SETTLEMENT    (LOSS)
  CONTRACTS     PRICE     AMOUNT       MONTH       (000)
  ---------  ----------  ---------  ----------  ----------
     15       $822.75    $  7,500    June 1997  $  (486)
     15        818.70       7,500    June 1997     (455)
     20        801.50      10,000    June 1997     (435)
     15        808.60       7,500    June 1997     (380)
      5        797.10       2,500    June 1997      (99)
      3        804.50       1,500    June 1997      (70)
      7        777.50       3,500    June 1997      (68)
      4        789.00       2,000    June 1997      (62)
      3        796.60       1,500    June 1997      (58)
      3        795.25       1,500    June 1997      (56)
      3        793.60       1,500    June 1997      (53)
      2        797.50       1,000    June 1997      (40)
      1        802.50         500    June 1997      (22)
      1        797.40         500    June 1997      (20)
      1        788.90         500    June 1997      (15)
      1        788.80         500    June 1997      (15)
      2        763.00       1,000    June 1997       (5)
                                                -------
                                                $(2,339)
                                                =======

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1997

7.   SHAREHOLDER VOTING RESULTS:
     (Unaudited)
There was a special meeting scheduled for July 5, 1996 at which the shareholders of the SEI Index Funds voted on a proposal to elect a Board of Trustees. Due to a lack of quorum on July 5, 1996, the meeting was adjourned until August 14, 1996. The name of each Trustee elected at the meeting and the results of the shareholder vote are listed below. There are no additional trustees whose term of office continued after the meeting.

     PROPOSAL 1: To consider and act upon a proposal to elect a Board of Trustees.

                             SHARES            SHARES
TRUSTEE                    VOTED "FOR"   WITHHELD AUTHORITY
--------                   -----------   ------------------
Robert A. Nesher           33,381,170          60,227
Frank E. Morris            33,381,170          60,227
William M. Doran           33,381,170          60,227
F. Wendell Gooch           33,381,170          60,227
James M. Storey            33,381,170          60,227
George J. Sullivan,Jr.     33,381,170          60,227

NOTICE TO SHAREHOLDERS
================================================================================
MARCH 31, 1997 -- (UNAUDITED)

For shareholders that do not have a March 31, 1997 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1997 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1997 the Portfolios of the SEI Index Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                              (A)                (B)
                           LONG TERM          ORDINARY
                         CAPITAL GAINS         INCOME              TOTAL
                         DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                 (TAX BASIS)        (TAX BASIS)        (TAX BASIS)
----------               -------------      -------------      --------------
S&P 500 Index                 21%                 79%              100%
Bond Index (2)                 0%                100%              100%

                              (C)                (D)                 (E)
                          QUALIFYING         TAX-EXEMPT            FOREIGN
PORTFOLIO                DIVIDENDS(1)         INTEREST           TAX CREDIT
----------               ------------        ----------          ----------
S&P 500 Index                 93%                 0%                 0%
Bond Index                     0%                 0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index Fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purpose.

* Items (A) and (B) are based on the percentage of each Portfolio's total distribution.
**   Item (C) is based on the percentage of ordinary income of the Portfolio.
*** Items (D) and (E) are based on the percentage of gross income of the Portfolio.

                                      NOTES

                                      NOTES

                                      NOTES

===============
SEI INDEX FUNDS
===============
ANNUAL REPORT
===============
MARCH 31, 1997

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY

Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY

Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY

Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY

Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY

Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP




THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800(BULLET)342(BULLET)5734

[SEI LOGO]
FINANCIAL
SERVICES
COMPANY
Oaks PA 19456
800-DIAL-SEI/800-342-5734
SEI-F-091-04